Contract assets/(liabilities)	12 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Contract assets/(liabilities)

Note 4 – Contract assets/(liabilities)

The Company’s contract assets are divided into two parts, including retainage receivables and revenue recognized in excess of amounts billed.

Contract liabilities represent payment received from customers in excess of revenue. Contract liabilities increase as the Company received advanced payments   from customers on certain contracts. Contract liabilities decrease as the Company recognizes revenue from the satisfaction of the related performance obligation. The changes in contract liabilities relate to fluctuations in the timing of customer payment and completion of performance obligations.

The amounts as included in contract assets/(liabilities) consisted of the following:

	September 30, 2025	September 30, 2024

Contract assets:
Retainage receivables	$1,492,612	$1,727,841
Revenue recognized in excess of amounts billed	2,607,149	2,560,872
Total contract assets	4,099,761	4,288,713

Less: allowance for credit losses	(457,308)	(17,414)
Total contract assets, net	3,642,453	4,271,299
Contract assets, current	1,698,439	3,270,627
Contract assets, non-current	$1,944,014	$1,000,672

Contract liabilities:
Payment received from customers in excess of revenue recognized	$(163)	$(512,171)

Movements of allowance for credit losses are as follows:

	September 30, 2025	September 30, 2024

Beginning balance	$17,414	$19,180
Addition (Reversal)	434,436	(2,462)
Exchange rate effect	5,458	696
Ending balance	$457,308	$17,414

During the fiscal years ended September 30, 2025, 2024 and 2024, revenue recognized that was included in contract liabilities as of October 1, 2024, 2023 and 2022 were $498,331, $20,537 and $1,027,931, respectively.